INCOME TAXES - UNRECOGNIZED TAX BENEFITS (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
INCOME TAXES
Unrecognized tax benefits	$ 3,105,000		¥ 22,978,000		¥ 21,558,000
Unrecognized tax benefit presented on a net basis against the deferred tax assets related to tax loss carry forwards	$ 968,000		6,828,000		¥ 6,725,000
Period in which the amount of unrecognized tax benefits will change	12 months	12 months
Penalty expense	$ (95,000)	¥ (658,000)	2,206,000	¥ 99,000
Interest expense	125,000	868,000	1,619,000	2,031,000
Roll-forward of accrued unrecognized tax benefits
Balance-beginning	2,616,000	18,165,000	24,917,000
Increase based on tax positions related to the current year			321,000
Decrease of tax positions related to prior year	(205,000)	(1,420,000)	(2,260,000)
Reclassified as liabilities held for sale (Note 9)			(4,813,000)
Balance-ending	$ 2,411,000	¥ 16,745,000	¥ 18,165,000	¥ 24,917,000